Finance Costs (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of Finance Income Expense [Abstract]
Disclosure Of Finance Income Expense Explanatory
This caption comprises the following:

		Three-month period ended June 30		Six-month period ended June 30

In thousands of soles	Note	2025	2024	2025	2024

Financial liabilities measured at amortized cost – interest expense		96,677	123,797	196,206	247,663

Interest from leases liabilities		2,798	3,201	5,758	6,597

Financial assets at FVTPL – net change in fair value: Derivative Assets mandatorily measured at FVTPL		648	(9,751)	3,911	9,905

Exchange difference		-	49,495	-	49,495

Cash flow hedges – reclassified from OCI for costs of hedging reserve		5,080	6,172	9,843	25,504

Unwind of derivative financial instruments measured at FVOCI		-	7,550	-	7,550

Change in fair value of contingent consideration		-	1,529	-	1,529

Cash flow hedges settlement - Swaps		3,921	-	6,489	-

Financial debt prepayment penalty	9	81	-	81	-

Others (a)		11,068	6,707	21,214	17,132

		120,273	188,700	243,502	365,375

(a)	For the six-months periods ended June 30, 2025 and 2024, include mainly cost of factoring for S/ 10,419 thousand and S/ 10,174 thousand, respectively.